Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements Of Comprehensive Income [Abstract]
Net Income	$ 13,333	$ 13,687	$ 6,736
Foreign Currency:
Translation adjustments (includes $20, $(16) and $0 attributable to noncontrolling interest), net of taxes of $357, $(595) and $(45)	(777)	(1,188)	(75)
Reclassification adjustment included in net income, net of taxes of $0, $0 and $224	0	0	416
Available-for-sale securities:
Net unrealized gains (losses), net of taxes of $36, $0, and $40	58	0	65
Reclassification adjustment included in net income, net of taxes of $(1), $(9) and $(10)	(1)	(15)	(16)
Cash flow hedges:
Net unrealized gains (losses), net of taxes of $371, $(411) and $140	690	(763)	260
Reclassification adjustment included in net income, net of taxes of $21, $20 and $18	38	38	36
Defined benefit postretirement plans:
Net prior service credit arising during period, net of taxes of $305, $27 and $262	497	45	428
Amortization of net prior service credit included in net income, net of taxes of $(525), $(523) and $(588)	(858)	(860)	(959)
Reclassification adjustment included in net income, net of taxes of $0, $0 and $11	0	0	26
Other comprehensive income (loss)	(353)	(2,743)	181
Total comprehensive Income	12,980	10,944	6,917
Less: Total comprehensive income attributable to noncontrolling interest	(377)	(326)	(294)
Total Comprehensive Income Attributable to AT&T	$ 12,603	$ 10,618	$ 6,623